Equity - Reserves and Retained Earnings - Summary of Equity Reserves and Retained Earnings (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reserves
Options issued reserve	$ 19,116,205	$ 19,116,205
Conversion feature of convertible note reserve	10,357,944	41,431,774	$ 41,431,774
Foreign currency translation reserve	1,174,332	1,754,740
Share-based payment reserve	3,843,045	3,712,180	3,331,192
Ending balance	34,491,526	66,014,899
Movement in options issued reserve were as follows:
Opening balance	19,116,205
Ending balance		19,116,205
Movements in conversion feature of convertible note reserve:
Opening balance	41,431,774	41,431,774
Transfer to accumulated losses on conversion of Convertible Notes	(24,075,358)
Transfer to contributed equity on conversion of Convertible Notes	(6,998,472)
Ending balance	10,357,944	41,431,774	41,431,774
Movement in foreign currency translation reserve were as follows:
Opening balance	1,754,740	1,654,783
Currency translation differences arising during the year	(580,408)	99,957
Ending balance	1,174,332	1,754,740	1,654,783
Movement in share-based payment reserve were as follows:
Opening balance	3,712,180	3,331,192
Option and Performance rights expensed during the year	1,702,159	1,724,282
Exercise of vested performance rights transferred to contributed equity	(1,571,294)	(1,343,294)
Ending balance	3,843,045	3,712,180	3,331,192
Movement in accumulated losses were as follows:
Opening balance	(275,706,061)	(262,237,829)
Net loss for the year	(29,902,624)	(13,468,232)	(18,343,984)
Exercise of warrants	4,551,381
Conversion of Convertible Notes	26,415,084
Ending balance	$ (274,642,220)	$ (275,706,061)	$ (262,237,829)